EQUITY - Consolidated statements of comprehensive income (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow for hedge
Gross Balance	$ (13,151,841)	$ (813,844)	$ (42,836,575)
Tax	2,554,551	167,348	13,301,186
Net Balance	(10,597,290)	(646,496)	(29,535,389)
Exchange rate translation differences
Gross Balance	(72,455,525)	(68,831,435)	148,686
Tax	2,476,204	232,666	(2,431,408)
Net Balance	(69,979,321)	(68,598,769)	(2,282,722)
Benefit related to defined benefit plans
Gross Balance	(63,463)	(329,477)	(29,423)
Tax	16,184	84,017	7,060
Net Balance	(47,279)	(245,460)	(22,363)
Total Comprehensive income
Gross Balance	(85,670,829)	(69,974,756)	(42,717,312)
Tax	5,046,939	484,031	10,876,838
Total other comprehensive income	$ (80,623,890)	$ (69,490,725)	$ (31,840,474)